Consolidated Balance Sheets	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Current assets
Cash and cash equivalents	$ 2,706,452	$ 345,833	$ 11,472,498
Accounts receivable, net	8,616,442	1,101,016	7,702,983
Deferred IPO costs	12,846,767	1,641,571	7,001,696
Other receivables, net	433,359	55,375	312,124
Prepaid expenses	47,704	6,096	53,667
Total current assets	24,650,724	3,149,891	26,542,968
Property and equipment, net	8,132	1,039	10,512
Deposits, noncurrent	96,917	12,384	97,067
Right-of-use assets – operating lease	508,848	65,021	272,561
Deferred tax assets, net	16,053	2,051	81,798
Total non-current assets	629,950	80,495	461,938
Total assets	25,280,674	3,230,386	27,004,906
Current liabilities
Accrued expenses and other payables	519,807	66,421	297,485
Deferred revenue	296,304	37,862	270,239
Income tax payable	1,429,296	182,637	1,372,675
Operating lease obligation, current portion	271,286	34,665	272,561
Total current liabilities	2,516,693	321,585	2,212,960
Other liabilities
Operating lease obligation, net of current portion	237,562	30,356
Total other liabilities	237,562	30,356
Total liabilities	2,754,255	351,941	2,212,960
Commitment and contingencies
Shareholders’ equity
Ordinary shares, US$0.00052083 par value, authorized 96,000,000 shares as of March 31, 2023 and 2024; 19,200,000 shares issued and outstanding as of March 31, 2023 and 2024, respectively	78,498	10,000	78,498
Shares subscription receivable	(78,498)	(10,000)	(78,498)
Additional paid-in capital	9,000	1,147	9,000
Retained earnings	22,518,491	2,874,647	24,770,384
Accumulated other comprehensive income	(1,072)	2,651	12,562
Total shareholders’ equity	22,526,419	2,878,445	24,791,946
Total equity
Total liabilities and shareholders’ equity	$ 25,280,674	$ 3,230,386	$ 27,004,906